Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard STAR Funds
Entity Central Index Key	0000736054
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000170278 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total International Stock Index Fund
Class Name	Institutional Select Shares
Trading Symbol	VTISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Total International Stock Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Shares	$2	0.045%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.045%	[1]
Net Assets	$ 469,797,000,000
Holdings Count | Holding	8,642
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of April 30, 2025)
Fund Net Assets (in millions)	$469,797
Number of Portfolio Holdings	8,642
Portfolio Turnover Rate	1%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of April 30, 2025)
Africa	1.0%
Asia	43.8%
Europe	40.0%
North America	8.0%
Oceania	4.7%
Others	0.1%
South America	1.4%
Other Assets and Liabilities—Net	1.0%

C000094039 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total International Stock Index Fund
Class Name	Institutional Plus Shares
Trading Symbol	VTPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Total International Stock Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$3	0.06%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[2]
Net Assets	$ 469,797,000,000
Holdings Count | Holding	8,642
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of April 30, 2025)
Fund Net Assets (in millions)	$469,797
Number of Portfolio Holdings	8,642
Portfolio Turnover Rate	1%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of April 30, 2025)
Africa	1.0%
Asia	43.8%
Europe	40.0%
North America	8.0%
Oceania	4.7%
Others	0.1%
South America	1.4%
Other Assets and Liabilities—Net	1.0%

C000008020 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total International Stock Index Fund
Class Name	Investor Shares
Trading Symbol	VGTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Total International Stock Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.17%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[3]
Net Assets	$ 469,797,000,000
Holdings Count | Holding	8,642
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of April 30, 2025)
Fund Net Assets (in millions)	$469,797
Number of Portfolio Holdings	8,642
Portfolio Turnover Rate	1%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of April 30, 2025)
Africa	1.0%
Asia	43.8%
Europe	40.0%
North America	8.0%
Oceania	4.7%
Others	0.1%
South America	1.4%
Other Assets and Liabilities—Net	1.0%

C000094038 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total International Stock Index Fund
Class Name	ETF Shares
Trading Symbol	VXUS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Total International Stock Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.06%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[4]
Net Assets	$ 469,797,000,000
Holdings Count | Holding	8,642
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of April 30, 2025)
Fund Net Assets (in millions)	$469,797
Number of Portfolio Holdings	8,642
Portfolio Turnover Rate	1%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of April 30, 2025)
Africa	1.0%
Asia	43.8%
Europe	40.0%
North America	8.0%
Oceania	4.7%
Others	0.1%
South America	1.4%
Other Assets and Liabilities—Net	1.0%

C000094037 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total International Stock Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VTIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Total International Stock Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[5]
Net Assets	$ 469,797,000,000
Holdings Count | Holding	8,642
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of April 30, 2025)
Fund Net Assets (in millions)	$469,797
Number of Portfolio Holdings	8,642
Portfolio Turnover Rate	1%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of April 30, 2025)
Africa	1.0%
Asia	43.8%
Europe	40.0%
North America	8.0%
Oceania	4.7%
Others	0.1%
South America	1.4%
Other Assets and Liabilities—Net	1.0%

C000094036 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total International Stock Index Fund
Class Name	Institutional Shares
Trading Symbol	VTSNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Total International Stock Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.07%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[6]
Net Assets	$ 469,797,000,000
Holdings Count | Holding	8,642
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of April 30, 2025)
Fund Net Assets (in millions)	$469,797
Number of Portfolio Holdings	8,642
Portfolio Turnover Rate	1%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of April 30, 2025)
Africa	1.0%
Asia	43.8%
Europe	40.0%
North America	8.0%
Oceania	4.7%
Others	0.1%
South America	1.4%
Other Assets and Liabilities—Net	1.0%

C000257760 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard STAR® Core-Plus Bond Fund
Class Name	Institutional Shares
Trading Symbol	VCPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard STAR Core-Plus Bond Fund (the "Fund") for the period of March 12, 2025, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last period?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.20%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.20%	[7]
Net Assets	$ 7,951,000,000
Holdings Count | Holding	10,768
Investment Company Portfolio Turnover	143.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of April 30, 2025)
Fund Net Assets (in millions)	$7,951
Number of Portfolio Holdings	10,768
Portfolio Turnover Rate	143%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of April 30, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	5.2%
Corporate Bonds	33.9%
Sovereign Bonds	11.1%
Taxable Municipal Bonds	1.8%
U.S. Government and Agency Obligations	41.2%
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	(0.1%)
Other Assets and Liabilities—Net	6.9%

C000008015 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard LifeStrategy® Conservative Growth Fund
Class Name	Investor Shares
Trading Symbol	VSCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard LifeStrategy Conservative Growth Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$6	0.12%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[8]
Net Assets	$ 10,105,000,000
Holdings Count | Holding	7
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of April 30, 2025)
Fund Net Assets (in millions)	$10,105
Number of Portfolio Holdings	7
Portfolio Turnover Rate	4%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of April 30, 2025)
Vanguard Total Bond Market II Index Fund Investor Shares	40.8%
Vanguard Total Stock Market Index Fund Investor Shares	23.9%
Vanguard Total International Bond II Index Fund Investor Shares	18.1%
Vanguard Total International Stock Index Fund Investor Shares	16.5%
Other Assets and Liabilities—Net	0.7%

C000008016 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard LifeStrategy® Growth Fund
Class Name	Investor Shares
Trading Symbol	VASGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard LifeStrategy Growth Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.14%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[9]
Net Assets	$ 21,708,000,000
Holdings Count | Holding	7
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of April 30, 2025)
Fund Net Assets (in millions)	$21,708
Number of Portfolio Holdings	7
Portfolio Turnover Rate	3%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of April 30, 2025)
Vanguard Total Stock Market Index Fund Investor Shares	46.9%
Vanguard Total International Stock Index Fund Investor Shares	33.2%
Vanguard Total Bond Market II Index Fund Investor Shares	13.2%
Vanguard Total International Bond II Index Fund Investor Shares	6.1%
Other Assets and Liabilities—Net	0.6%

C000008017 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard LifeStrategy® Income Fund
Class Name	Investor Shares
Trading Symbol	VASIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard LifeStrategy Income Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$6	0.11%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%	[10]
Net Assets	$ 3,889,000,000
Holdings Count | Holding	7
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of April 30, 2025)
Fund Net Assets (in millions)	$3,889
Number of Portfolio Holdings	7
Portfolio Turnover Rate	4%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of April 30, 2025)
Vanguard Total Bond Market II Index Fund Investor Shares	55.9%
Vanguard Total International Bond II Index Fund Investor Shares	24.0%
Vanguard Total Stock Market Index Fund Investor Shares	11.3%
Vanguard Total International Stock Index Fund Investor Shares	8.2%
Other Assets and Liabilities—Net	0.6%

C000008018 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard LifeStrategy® Moderate Growth Fund
Class Name	Investor Shares
Trading Symbol	VSMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard LifeStrategy Moderate Growth Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.13%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%	[11]
Net Assets	$ 20,943,000,000
Holdings Count | Holding	7
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of April 30, 2025)
Fund Net Assets (in millions)	$20,943
Number of Portfolio Holdings	7
Portfolio Turnover Rate	4%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of April 30, 2025)
Vanguard Total Stock Market Index Fund Investor Shares	35.8%
Vanguard Total Bond Market II Index Fund Investor Shares	26.8%
Vanguard Total International Stock Index Fund Investor Shares	24.7%
Vanguard Total International Bond II Index Fund Investor Shares	12.1%
Other Assets and Liabilities—Net	0.6%

C000008019 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard STAR® Fund
Class Name	Investor Shares
Trading Symbol	VGSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard STAR Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$14	0.29%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%	[12]
Net Assets	$ 21,628,000,000
Holdings Count | Holding	10
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of April 30, 2025)
Fund Net Assets (in millions)	$21,628
Number of Portfolio Holdings	10
Portfolio Turnover Rate	49%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of April 30, 2025)
Vanguard STAR Core-Plus Bond Fund Institutional Shares[1]	36.7%
Vanguard WindsorTM II Fund Investor Shares	14.1%
Vanguard U.S. Growth Fund Investor Shares	12.4%
Vanguard International Value Fund Investor Shares	8.1%
Vanguard International Growth Fund Investor Shares	7.9%
Vanguard Windsor Fund Investor Shares	7.8%
Vanguard PRIMECAP Fund Investor Shares	6.1%
Vanguard International Core Stock Fund Investor Shares	3.2%
Vanguard Dividend Growth Fund Investor Shares	2.0%
Vanguard ExplorerTM Fund Investor Shares	1.7%
Other Assets and Liabilities—Net	0.0%
[1]	STAR Core-Plus Bond Fund is the wholly owned fund in which the Fund has invested a portion of its assets.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.